Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 66,863	$ 87,779
Accounts receivable, net	9,293	9,050
Accrued income	13,218	5,647
Prepaid expenses and other current assets	10,857	8,754
Inventories	5,814	3,480
Insurance recoverable	5,881	10,289
Total current assets	111,926	124,999
Non-current assets
Vessels under construction	162,283	170,776
Property, plant and equipment, net	216	279
Total non-current assets	1,507,509	1,435,506
Total assets	1,619,435	1,560,505
Current liabilities
Current portion of long-term debt, net of deferred financing costs	186,236	59,024
Accounts payable	6,458	11,471
Accrued expenses and other liabilities	12,117	9,065
Accrued interest	3,543	3,117
Deferred income	4,804	6,606
Total current liabilities	213,158	89,283
Non-current liabilities
Secured term loan facilities, net of current portion and deferred financing costs	339,877	436,131
Senior unsecured bond	125,000	125,000
Total non-current liabilities	464,877	561,131
Total liabilities	678,035	650,414
Commitments and contingencies
Stockholders' equity
Common stock - $.01 par value; 400,000,000 shares authorized; 55,437,695 shares issued and outstanding, (2015: 55,363,467)	554	554
Additional paid-in capital	587,238	586,451
Accumulated other comprehensive loss	(458)	(465)
Retained earnings	354,066	323,551
Total stockholders' equity	941,400	910,091
Total liabilities and stockholders' equity	1,619,435	1,560,505
Vessels In Operation [Member]
Non-current assets
Property, plant and equipment, net	$ 1,345,010	$ 1,264,451